Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
			Average	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Compensation Actually Paid to Non-PEO NEOs ($)(2)*	On Total Shareholder Return ($)	Peer Group Total Shareholder Return	Net Income ($)	Operating Income

2023	3,969,000	3,969,000	2,385,450	2,385,450	712.03	68.51	183,000,000	259,804,000
2022	2,835,000	2,835,000	1,714,500	1,714,500	475.00	104.65	156,412,000	226,415,000
2021	1,965,600	1,965,600	1,101,198	1,101,198	399.35	148.82	68,428,000	116,985,000

Named Executive Officers, Footnote [Text Block]
(1)	For each of the years presented in the table, our principal executive officer (PEO) is our Chief Executive Officer, Jose M. Daes.

PEO Total Compensation Amount	[1]	$ 3,969,000	$ 2,835,000	$ 1,965,600
PEO Actually Paid Compensation Amount	[1]	3,969,000	2,835,000	1,965,600
Non-PEO NEO Average Total Compensation Amount	[2]	2,385,450	1,714,500	1,101,198
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 2,385,450	1,714,500	1,101,198
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	For each of the years presented in the table, our non-principal executive officers (non-PEOs) are Christian T. Daes and Santiago Giraldo.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount		$ 712.03	475.00	399.35
Peer Group Total Shareholder Return Amount		68.51	104.65	148.82
Net Income (Loss) Attributable to Parent		$ 183,000,000	$ 156,412,000	$ 68,428,000
Company Selected Measure Amount		259,804,000	226,415,000	116,985,000
PEO Name		Jose M. Daes	Jose M. Daes	Jose M. Daes

[1]	For each of the years presented in the table, our principal executive officer (PEO) is our Chief Executive Officer, Jose M. Daes
[2]	For each of the years presented in the table, our non-principal executive officers (non-PEOs) are Christian T. Daes and Santiago Giraldo.